QUARTERLY REPORT
Syntax Stratified SmallCap ETF
March 31, 2023

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3D Systems Corp.(a)	2,459	$26,360
8x8, Inc.(a)	13,726	57,237
A10 Networks, Inc.	4,829	74,801
AAON, Inc.	165	15,954
AAR Corp.(a)	335	18,274
Aaron's Co., Inc.	4,186	40,437
Abercrombie & Fitch Co., Class A(a)	650	18,037
ABM Industries, Inc.	585	26,290
Academy Sports & Outdoors, Inc.	584	38,106
Acadia Realty Trust, REIT	818	11,411
AdaptHealth Corp.(a)	3,816	47,433
Addus HomeCare Corp.(a)	266	28,398
Adeia, Inc.	6,175	54,710
Adtalem Global Education, Inc.(a)	697	26,918
ADTRAN Holdings, Inc.	4,407	69,895
Advanced Energy Industries, Inc.	567	55,566
AdvanSix, Inc.	639	24,455
Aerojet Rocketdyne Holdings, Inc.(a)	271	15,222
AeroVironment, Inc.(a)	464	42,530
Agiliti, Inc.(a)	3,548	56,697
Agilysys, Inc.(a)	296	24,423
Alamo Group, Inc.	105	19,337
Alarm.com Holdings, Inc.(a)	1,441	72,453
Albany International Corp., Class A	377	33,689
Alexander & Baldwin, Inc.	593	11,214
Allegiant Travel Co.(a)	544	50,037
Alpha & Omega Semiconductor Ltd.(a)	2,247	60,557
Ambac Financial Group, Inc.(a)	2,212	34,242
AMC Networks, Inc., Class A(a)	2,861	50,296
American Assets Trust, Inc., REIT	545	10,132
American Axle & Manufacturing Holdings, Inc.(a)	6,222	48,594
American Eagle Outfitters, Inc.	1,316	17,687
American Equity Investment Life Holding Co.	1,246	45,467
American States Water Co.	830	73,779
American Vanguard Corp.	253	5,536
American Woodmark Corp.(a)	330	17,183
America's Car-Mart, Inc.(a)	320	25,347
Ameris Bancorp	73	2,670
AMERISAFE, Inc.	823	40,286
AMN Healthcare Services, Inc.(a)	112	9,292
Amphastar Pharmaceuticals, Inc.(a)	1,308	49,050
Andersons, Inc.	719	29,709
AngioDynamics, Inc.(a)	1,783	18,436
ANI Pharmaceuticals, Inc.(a)	1,144	45,440
Anika Therapeutics, Inc.(a)	1,192	34,234
Anywhere Real Estate, Inc.(a)	4,435	23,417
Apogee Enterprises, Inc.	302	13,062
Apollo Commercial Real Estate Finance, Inc., REIT	309	2,877
Apollo Medical Holdings, Inc.(a)	1,998	72,867
Security Description	Shares	Value
Applied Industrial Technologies, Inc.	124	$17,624
ArcBest Corp.	164	15,157
Archrock, Inc.	1,274	12,447
Arconic Corp.(a)	577	15,135
Arcosa, Inc.	258	16,282
Arcus Biosciences, Inc.(a)	1,207	22,016
Arlo Technologies, Inc.(a)	3,212	19,465
Armada Hoffler Properties, Inc., REIT	906	10,700
ARMOUR Residential REIT, Inc.	1,982	10,406
Artivion, Inc.(a)	1,790	23,449
Asbury Automotive Group, Inc.(a)	117	24,570
Assured Guaranty Ltd.	983	49,415
Astec Industries, Inc.	425	17,531
ATI, Inc.(a)	383	15,113
Atlantic Union Bankshares Corp.	85	2,979
ATN International, Inc.	1,729	70,751
Avanos Medical, Inc.(a)	774	23,019
Avantax, Inc.(a)	3,446	90,699
Avid Bioservices, Inc.(a)	2,151	40,353
Avid Technology, Inc.(a)	813	26,000
Avista Corp.	1,738	73,778
Axcelis Technologies, Inc.(a)	107	14,258
Axos Financial, Inc.(a)	460	16,983
AZZ, Inc.	371	15,300
B Riley Financial, Inc.	547	15,529
B&G Foods, Inc.	1,278	19,847
Badger Meter, Inc.	155	18,882
Balchem Corp.	71	8,980
Banc of California, Inc.	206	2,581
BancFirst Corp.	36	2,992
Bancorp, Inc.(a)	858	23,895
BankUnited, Inc.	104	2,348
Banner Corp.	54	2,936
Barnes Group, Inc.	270	10,876
Benchmark Electronics, Inc.	1,990	47,143
Berkshire Hills Bancorp, Inc.	124	3,107
Big Lots, Inc.	3,377	37,012
BioLife Solutions, Inc.(a)	1,539	33,473
BJ's Restaurants, Inc.(a)	668	19,466
Bloomin' Brands, Inc.	789	20,238
Boise Cascade Co.	268	16,951
Boot Barn Holdings, Inc.(a)	283	21,689
Brady Corp., Class A	344	18,483
Brandywine Realty Trust, REIT	2,670	12,629
Bread Financial Holdings, Inc.	755	22,892
Brightsphere Investment Group, Inc.	3,652	86,114
Brinker International, Inc.(a)	567	21,546
Bristow Group, Inc.(a)	562	12,589
Brookline Bancorp, Inc.	276	2,898
Buckle, Inc.	928	33,120
Calavo Growers, Inc.	1,231	35,416
Caleres, Inc.	880	19,034

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
California Water Service Group	1,287	$74,903
Callon Petroleum Co.(a)	721	24,110
Cal-Maine Foods, Inc.	535	32,576
Capitol Federal Financial, Inc.	2,371	15,957
Cara Therapeutics, Inc.(a)	3,297	16,188
Cardiovascular Systems, Inc.(a)	1,074	21,330
CareTrust REIT, Inc.	5,609	109,824
Carpenter Technology Corp.	333	14,905
Cars.com, Inc.(a)	5,047	97,407
Catalyst Pharmaceuticals, Inc.(a)	1,367	22,665
Cavco Industries, Inc.(a)	92	29,232
Centerspace, REIT	187	10,216
Central Garden & Pet Co.(a)	243	9,978
Central Garden & Pet Co., Class A(a)	258	10,080
Central Pacific Financial Corp.	869	15,555
Century Aluminum Co.(a)	1,489	14,890
Century Communities, Inc.	452	28,892
Cerence, Inc.(a)	2,733	76,770
Certara, Inc.(a)	705	16,998
CEVA, Inc.(a)	2,295	69,837
Chatham Lodging Trust, REIT	1,389	14,571
Cheesecake Factory, Inc.	567	19,873
Chefs' Warehouse, Inc.(a)	2,013	68,543
Chesapeake Utilities Corp.	566	72,442
Chico's FAS, Inc.(a)	2,891	15,900
Children's Place, Inc.(a)	427	17,187
Chuy's Holdings, Inc.(a)	571	20,470
Cinemark Holdings, Inc.(a)	4,072	60,225
CIRCOR International, Inc.(a)	1,340	41,701
City Holding Co.	190	17,267
Civitas Resources, Inc.	385	26,311
Clearfield, Inc.(a)	1,322	61,579
Clearwater Paper Corp.(a)	1,183	39,536
Cogent Communications Holdings, Inc.	863	54,990
Coherus Biosciences, Inc.(a)	7,693	52,620
Cohu, Inc.(a)	650	24,953
Collegium Pharmaceutical, Inc.(a)	1,278	30,659
Comfort Systems USA, Inc.	150	21,894
Community Bank System, Inc.	486	25,510
Community Health Systems, Inc.(a)	3,328	16,307
Community Healthcare Trust, Inc., REIT	2,991	109,471
Compass Minerals International, Inc.	423	14,505
Computer Programs and Systems, Inc.(a)	2,434	73,507
Comstock Resources, Inc.	2,430	26,220
Comtech Telecommunications Corp.	3,122	38,963
CONMED Corp.	231	23,992
Consensus Cloud Solutions, Inc.(a)	2,037	69,441
CONSOL Energy, Inc.	261	15,208
Consolidated Communications Holdings, Inc.(a)	19,870	51,265
Corcept Therapeutics, Inc.(a)	1,509	32,685
Core Laboratories N.V.	570	12,569
Security Description	Shares	Value
CoreCivic, Inc.(a)	1,827	$16,808
Corsair Gaming, Inc.(a)	4,295	78,813
CorVel Corp.(a)	133	25,307
Cracker Barrel Old Country Store, Inc.	185	21,016
Cross Country Healthcare, Inc.(a)	407	9,084
CSG Systems International, Inc.	533	28,622
CTS Corp.	794	39,271
Cushman & Wakefield PLC(a)	1,726	18,192
Customers Bancorp, Inc.(a)	1,144	21,187
Cutera, Inc.(a)	718	16,959
CVB Financial Corp.	143	2,385
CVR Energy, Inc.	650	21,307
Cytokinetics, Inc.(a)	564	19,847
Dave & Buster's Entertainment, Inc.(a)	486	17,880
Deluxe Corp.	3,025	48,400
Designer Brands, Inc., Class A	2,320	20,277
DiamondRock Hospitality Co., REIT	1,828	14,862
Digi International, Inc.(a)	1,298	43,717
Digital Turbine, Inc.(a)	2,375	29,355
Dime Community Bancshares, Inc.	109	2,476
Dine Brands Global, Inc.	288	19,480
Diodes, Inc.(a)	635	58,903
DMC Global, Inc.(a)	566	12,435
Donnelley Financial Solutions, Inc.(a)	2,228	91,036
Dorian LPG Ltd.	3,299	65,782
Dorman Products, Inc.(a)	419	36,143
DoubleVerify Holdings, Inc.(a)	947	28,552
Douglas Elliman, Inc.	5,877	18,277
Dril-Quip, Inc.(a)	442	12,681
DXP Enterprises, Inc.(a)	638	17,175
Dycom Industries, Inc.(a)	210	19,666
Dynavax Technologies Corp.(a)	2,059	20,199
Eagle Bancorp, Inc.	80	2,678
Eagle Pharmaceuticals, Inc.(a)	1,243	35,264
Easterly Government Properties, Inc., REIT	990	13,603
Ebix, Inc.	4,307	56,809
Edgewell Personal Care Co.	1,037	43,990
El Pollo Loco Holdings, Inc.	4,861	46,617
elf Beauty, Inc.(a)	603	49,657
Ellington Financial, Inc., REIT	871	10,635
Elme Communities, REIT	606	10,823
Embecta Corp.	1,980	55,678
Emergent BioSolutions, Inc.(a)	2,066	21,404
Employers Holdings, Inc.	1,008	42,024
Enanta Pharmaceuticals, Inc.(a)	441	17,834
Encore Capital Group, Inc.(a)	534	26,940
Encore Wire Corp.	282	52,263
Enerpac Tool Group Corp.	556	14,178
Enhabit, Inc.(a)	1,879	26,137
Enova International, Inc.(a)	574	25,503
EnPro Industries, Inc.	107	11,116
Ensign Group, Inc.	298	28,471

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ePlus, Inc.(a)	1,414	$69,343
ESCO Technologies, Inc.	203	19,376
Essential Properties Realty Trust, Inc., REIT	450	11,183
Ethan Allen Interiors, Inc.	612	16,806
EVERTEC, Inc.	825	27,844
EW Scripps Co., Class A(a)	4,932	46,410
Extreme Networks, Inc.(a)	2,392	45,735
EZCORP, Inc., Class A(a)	3,072	26,419
Fabrinet(a)	393	46,673
FARO Technologies, Inc.(a)	702	17,276
FB Financial Corp.	96	2,984
Federal Signal Corp.	341	18,486
First Bancorp	2,046	23,365
First Bancorp	80	2,842
First Commonwealth Financial Corp.	229	2,846
First Financial Bancorp	138	3,004
First Hawaiian, Inc.	135	2,785
FormFactor, Inc.(a)	818	26,053
Forrester Research, Inc.(a)	824	26,656
Forward Air Corp.	188	20,259
Four Corners Property Trust, Inc., REIT	413	11,093
Franklin BSP Realty Trust, Inc.	816	9,735
Franklin Electric Co., Inc.	385	36,228
Fresh Del Monte Produce, Inc.	986	29,688
Frontdoor, Inc.(a)	1,019	28,410
Fulgent Genetics, Inc.(a)	982	30,658
FutureFuel Corp.	615	4,539
Gannett Co., Inc.(a)	10,680	19,972
Genesco, Inc.(a)	498	18,366
Gentherm, Inc.(a)	586	35,406
Genworth Financial, Inc., Class A(a)	8,157	40,948
GEO Group, Inc., REIT(a)	2,073	16,356
Getty Realty Corp., REIT	312	11,241
Gibraltar Industries, Inc.(a)	266	12,901
G-III Apparel Group Ltd.(a)	2,210	34,365
Glaukos Corp.(a)	463	23,196
Global Net Lease, Inc., REIT	1,075	13,824
GMS, Inc.(a)	309	17,888
Gogo, Inc.(a)	4,553	66,018
Golden Entertainment, Inc.(a)	431	18,753
Granite Construction, Inc.	512	21,033
Green Brick Partners, Inc.(a)	840	29,450
Green Dot Corp., Class A(a)	1,749	30,048
Green Plains, Inc.(a)	946	29,317
Greenbrier Companies, Inc.	598	19,238
Griffon Corp.	1,868	59,795
Group 1 Automotive, Inc.	122	27,623
Guess?, Inc.	809	15,743
Hain Celestial Group, Inc.(a)	1,137	19,500
Hanesbrands, Inc.	6,860	36,084
Hanmi Financial Corp.	147	2,730
Harmonic, Inc.(a)	5,720	83,455
Security Description	Shares	Value
Harmony Biosciences Holdings, Inc.(a)	485	$15,835
Harsco Corp.(a)	2,022	13,810
Haverty Furniture Companies, Inc.	2,179	69,532
Hawaiian Holdings, Inc.(a)	5,451	49,931
Hawkins, Inc.	900	39,402
Haynes International, Inc.	296	14,827
HB Fuller Co.	73	4,997
HCI Group, Inc.	803	43,041
Healthcare Services Group, Inc.	2,189	30,361
HealthStream, Inc.(a)	2,097	56,829
Heartland Express, Inc.	980	15,602
Heidrick & Struggles International, Inc.	318	9,654
Helix Energy Solutions Group, Inc.(a)	1,665	12,887
Helmerich & Payne, Inc.	335	11,976
Heritage Financial Corp.	133	2,846
Heska Corp.(a)	365	35,631
Hibbett, Inc.	534	31,495
Hillenbrand, Inc.	558	26,522
Hilltop Holdings, Inc.	106	3,145
HNI Corp.	623	17,344
HomeStreet, Inc.	150	2,699
Hope Bancorp, Inc.	270	2,651
Horace Mann Educators Corp.	1,333	44,629
Hostess Brands, Inc.(a)	792	19,705
Hub Group, Inc., Class A(a)	222	18,635
Hudson Pacific Properties, Inc.	1,750	11,638
Ichor Holdings Ltd.(a)	445	14,569
Independent Bank Corp.	43	2,822
Independent Bank Group, Inc.	58	2,688
Innospec, Inc.	51	5,236
Innovative Industrial Properties, Inc., REIT	133	10,107
Innoviva, Inc.(a)	2,890	32,512
Inogen, Inc.(a)	4,450	55,536
Insight Enterprises, Inc.(a)	131	18,728
Installed Building Products, Inc.	160	18,245
Insteel Industries, Inc.	479	13,326
Integer Holdings Corp.(a)	285	22,087
Inter Parfums, Inc.	314	44,663
InterDigital, Inc.	949	69,182
Interface, Inc.	1,561	12,675
Invesco Mortgage Capital, Inc.	912	10,114
iRobot Corp.(a)	397	17,325
Ironwood Pharmaceuticals, Inc.(a)	2,919	30,708
iStar, Inc.	640	18,794
iTeos Therapeutics, Inc.(a)	1,241	16,890
Itron, Inc.(a)	338	18,742
J & J Snack Foods Corp.	136	20,158
Jack in the Box, Inc.	650	56,933
James River Group Holdings Ltd.	1,877	38,760
JBG SMITH Properties	910	13,705
John B Sanfilippo & Son, Inc.	211	20,450
John Bean Technologies Corp.	241	26,339

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Kaiser Aluminum Corp.	491	$36,643
Kaman Corp.	643	14,699
KAR Auction Services, Inc.(a)	1,937	26,498
Kelly Services, Inc., Class A	609	10,103
Kennametal, Inc.	915	25,236
Kennedy-Wilson Holdings, Inc.	635	10,535
KKR Real Estate Finance Trust, Inc., REIT	252	2,870
Knowles Corp.(a)	3,223	54,791
Kontoor Brands, Inc.	693	33,534
Koppers Holdings, Inc.	1,042	36,439
Korn Ferry	183	9,468
Kulicke & Soffa Industries, Inc.	260	13,699
Lakeland Financial Corp.	400	25,056
La-Z-Boy, Inc.	596	17,332
LCI Industries	495	54,386
LeMaitre Vascular, Inc.	439	22,595
LendingTree, Inc.(a)	716	19,089
Leslie's, Inc.(a)	5,800	63,858
LGI Homes, Inc.(a)	263	29,990
Ligand Pharmaceuticals, Inc.(a)	681	50,094
Lindsay Corp.	126	19,042
Liquidity Services, Inc.(a)	6,756	88,977
Livent Corp.(a)	237	5,148
LivePerson, Inc.(a)	2,479	10,932
LiveRamp Holdings, Inc.(a)	1,098	24,079
LTC Properties, Inc., REIT	776	27,261
Lumen Technologies, Inc.	19,535	51,768
LXP Industrial Trust, REIT	1,089	11,228
M/I Homes, Inc.(a)	449	28,327
Marcus & Millichap, Inc.	623	20,005
Marcus Corp.	3,409	54,544
MarineMax, Inc.(a)	845	24,294
Marten Transport Ltd.	722	15,126
Masterbrand, Inc.(a)	1,946	15,646
Materion Corp.	141	16,356
Mativ, Inc.	1,470	31,561
Matson, Inc.	252	15,037
Matthews International Corp., Class A	484	17,453
MaxLinear, Inc.(a)	1,689	59,470
MDC Holdings, Inc.	741	28,803
Medifast, Inc.	590	61,165
Mercer International, Inc.	3,355	32,795
Mercury General Corp.	1,530	48,562
Merit Medical Systems, Inc.(a)	313	23,146
Meritage Homes Corp.	246	28,723
Mesa Laboratories, Inc.	182	31,801
Methode Electronics, Inc.	816	35,806
MGP Ingredients, Inc.	741	71,670
Middlesex Water Co.	961	75,073
MillerKnoll, Inc.	781	15,971
Minerals Technologies, Inc.	148	8,942
Mister Car Wash, Inc.(a)	3,135	27,024
Security Description	Shares	Value
ModivCare, Inc.(a)	209	$17,573
Monarch Casino & Resort, Inc.	246	18,241
Monro, Inc.	546	26,989
Moog, Inc., Class A	153	15,415
Movado Group, Inc.	1,219	35,071
Mr Cooper Group, Inc.(a)	838	34,333
Mueller Industries, Inc.	487	35,785
Myers Industries, Inc.	515	11,036
MYR Group, Inc.(a)	177	22,304
Myriad Genetics, Inc.(a)	824	19,142
Nabors Industries Ltd.(a)	97	11,825
National Bank Holdings Corp., Class A	713	23,857
National Beverage Corp.(a)	405	21,352
National Presto Industries, Inc.	569	41,019
National Vision Holdings, Inc.(a)	2,089	39,357
NBT Bancorp, Inc.	85	2,865
Nektar Therapeutics(a)	26,067	18,322
NeoGenomics, Inc.(a)	1,044	18,176
NETGEAR, Inc.(a)	2,378	44,017
NetScout Systems, Inc.(a)	1,529	43,806
New York Mortgage Trust, Inc.	1,134	11,295
NexPoint Residential Trust, Inc., REIT	248	10,830
NextGen Healthcare, Inc.(a)	3,058	53,240
NexTier Oilfield Solutions, Inc.(a)	1,460	11,607
NMI Holdings, Inc., Class A(a)	1,579	35,259
Northern Oil & Gas, Inc.	865	26,253
Northfield Bancorp, Inc.	231	2,721
Northwest Bancshares, Inc.	1,372	16,505
Northwest Natural Holding Co.	1,537	73,100
NOW, Inc.(a)	1,135	12,655
Nu Skin Enterprises, Inc., Class A	1,068	41,983
NuVasive, Inc.(a)	1,500	61,965
NV5 Global, Inc.(a)	207	21,522
Oceaneering International, Inc.(a)	687	12,112
ODP Corp.(a)	736	33,105
Office Properties Income Trust, REIT	1,005	12,362
OFG Bancorp	952	23,743
O-I Glass, Inc.(a)	1,655	37,585
Oil States International, Inc.(a)	1,528	12,728
Olympic Steel, Inc.	293	15,298
OmniAb, Inc.(a),(b)	198	—
OmniAb, Inc.(a),(b)	198	—
OneSpan, Inc.(a)	4,325	75,687
Onto Innovation, Inc.(a)	290	25,485
OraSure Technologies, Inc.(a)	4,924	29,790
Orion Office REIT, Inc.	2,071	13,876
Orthofix Medical, Inc.(a)	3,395	56,866
OSI Systems, Inc.(a)	194	19,858
Otter Tail Corp.	1,015	73,354
Outfront Media, Inc.	680	11,036
Owens & Minor, Inc.(a)	3,930	57,181
Oxford Industries, Inc.	157	16,578

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Pacific Premier Bancorp, Inc.	111	$2,666
Pacira BioSciences, Inc.(a)	777	31,709
Palomar Holdings, Inc.(a)	841	46,423
Par Pacific Holdings, Inc.(a)	2,543	74,256
Park National Corp.	26	3,083
Pathward Financial, Inc.	595	24,687
Patrick Industries, Inc.	507	34,887
Patterson-UTI Energy, Inc.	995	11,642
Payoneer Global, Inc.(a)	4,533	28,467
PC Connection, Inc.	407	18,299
PDF Solutions, Inc.(a)	358	15,179
Pebblebrook Hotel Trust	1,080	15,163
Pediatrix Medical Group, Inc.(a)	4,827	71,971
PennyMac Mortgage Investment Trust, REIT	830	10,234
Perdoceo Education Corp.(a)	1,954	26,242
Perficient, Inc.(a)	1,033	74,572
PetMed Express, Inc.	3,033	49,256
PGT Innovations, Inc.(a)	829	20,816
Phibro Animal Health Corp., Class A	3,050	46,726
Photronics, Inc.(a)	802	13,297
Piper Sandler Companies	138	19,128
Pitney Bowes, Inc.	5,075	19,742
Plexus Corp.(a)	1,098	107,132
Powell Industries, Inc.	1,212	51,619
PRA Group, Inc.(a)	653	25,441
Preferred Bank	50	2,741
Prestige Consumer Healthcare, Inc.(a)	791	49,540
PriceSmart, Inc.	934	66,762
ProAssurance Corp.	2,277	42,079
PROG Holdings, Inc.(a)	1,064	25,313
Progress Software Corp.	414	23,784
ProPetro Holding Corp.(a)	1,484	10,670
Proto Labs, Inc.(a)	1,605	53,206
Provident Financial Services, Inc.	148	2,839
Quaker Chemical Corp.	25	4,949
Quanex Building Products Corp.	848	18,257
QuinStreet, Inc.(a)	1,138	18,060
Radian Group, Inc.	1,655	36,575
RadNet, Inc.(a)	749	18,747
Rambus, Inc.(a)	1,698	87,039
Ranger Oil Corp., Class A	657	26,832
Rayonier Advanced Materials, Inc.(a)	1,277	8,007
RE/MAX Holdings, Inc., Class A	1,158	21,724
Ready Capital Corp., REIT	305	3,102
Redwood Trust, Inc., REIT	2,544	17,147
REGENXBIO, Inc.(a)	973	18,399
Renasant Corp.	97	2,966
Resideo Technologies, Inc.(a)	1,015	18,554
Resources Connection, Inc.	995	16,975
Retail Opportunity Investments Corp., REIT	823	11,489
REX American Resources Corp.(a)	981	28,047
Rogers Corp.(a)	33	5,393
Security Description	Shares	Value
RPC, Inc.	1,551	$11,927
RPT Realty, REIT	1,112	10,575
Ruth's Hospitality Group, Inc.	1,172	19,244
RXO, Inc.(a)	783	15,378
S&T Bancorp, Inc.	91	2,862
Sabre Corp.(a)	18,693	80,193
Safety Insurance Group, Inc.	604	45,010
Sally Beauty Holdings, Inc.(a)	2,276	35,460
Sanmina Corp.(a)	1,804	110,026
Saul Centers, Inc., REIT	295	11,505
ScanSource, Inc.(a)	595	18,112
Scholastic Corp.	612	20,943
Seacoast Banking Corp. of Florida	118	2,797
Select Medical Holdings Corp.	2,801	72,406
Semtech Corp.(a)	1,908	46,059
Seneca Foods Corp., Class A(a)	568	29,689
Service Properties Trust, REIT	1,456	14,502
ServisFirst Bancshares, Inc.	49	2,677
Shake Shack, Inc., Class A(a)	960	53,270
Shenandoah Telecommunications Co.	2,803	53,313
Shoe Carnival, Inc.	818	20,982
Shutterstock, Inc.	1,193	86,612
Signet Jewelers Ltd.	595	46,279
Simmons First National Corp., Class A	161	2,816
Simply Good Foods Co.(a)	533	21,197
Simulations Plus, Inc.	1,361	59,802
SiriusPoint Ltd.(a)	7,329	59,585
SITE Centers Corp., REIT	885	10,868
Six Flags Entertainment Corp.(a)	678	18,109
SJW Group	943	71,791
SkyWest, Inc.(a)	2,692	59,682
SL Green Realty Corp.	470	11,054
Sleep Number Corp.(a)	559	16,999
SM Energy Co.	910	25,626
SMART Global Holdings, Inc.(a)	4,484	77,304
Sonic Automotive, Inc., Class A	470	25,540
Sonos, Inc.(a)	3,664	71,888
Southside Bancshares, Inc.	91	3,021
SpartanNash Co.	2,393	59,346
SPS Commerce, Inc.(a)	167	25,434
SPX Technologies, Inc.(a)	775	54,699
St. Joe Co.	272	11,318
Standard Motor Products, Inc.	1,408	51,969
Standex International Corp.	550	67,342
Star Holdings(a)	238	4,139
Stellar Bancorp, Inc.	118	2,904
Stepan Co.	89	9,170
Steven Madden Ltd.	1,218	43,848
Stewart Information Services Corp.	1,773	71,541
StoneX Group, Inc.(a)	203	21,017
Strategic Education, Inc.	306	27,488
Stride, Inc.(a)	654	25,669

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sturm Ruger & Co., Inc.	1,875	$107,700
Summit Hotel Properties, Inc., REIT	2,135	14,945
Sun Country Airlines Holdings, Inc.(a)	2,439	49,999
SunCoke Energy, Inc.	1,633	14,664
Sunstone Hotel Investors, Inc.	1,541	15,225
Supernus Pharmaceuticals, Inc.(a)	570	20,651
Sylvamo Corp.	716	33,122
Talos Energy, Inc.(a)	1,875	27,825
Tandem Diabetes Care, Inc.(a)	1,595	64,773
Tanger Factory Outlet Centers, Inc., REIT	611	11,994
TechTarget, Inc.(a)	498	17,988
Telephone and Data Systems, Inc.	6,270	65,898
Tennant Co.	372	25,493
Thryv Holdings, Inc.(a)	1,226	28,272
TimkenSteel Corp.(a)	874	16,029
Titan International, Inc.(a)	861	9,023
Tompkins Financial Corp.	42	2,781
Tootsie Roll Industries, Inc.	449	20,161
Tredegar Corp.	941	8,591
TreeHouse Foods, Inc.(a)	410	20,676
Tri Pointe Homes, Inc.(a)	1,107	28,029
Trinity Industries, Inc.	723	17,612
Trinseo PLC	1,109	23,123
Triumph Financial, Inc.(a)	462	26,824
Triumph Group, Inc.(a)	1,327	15,380
TrueBlue, Inc.(a)	565	10,057
Trupanion, Inc.(a)	913	39,159
TrustCo Bank Corp. NY	505	16,130
Trustmark Corp.	116	2,865
TTEC Holdings, Inc.	266	9,903
TTM Technologies, Inc.(a)	4,066	54,850
Two Harbors Investment Corp.	679	9,988
Ultra Clean Holdings, Inc.(a)	444	14,723
UniFirst Corp.	140	24,672
uniQure N.V.(a)	1,043	21,006
United Community Banks, Inc.	106	2,981
United Fire Group, Inc.	1,552	41,206
United Natural Foods, Inc.(a)	2,269	59,788
Uniti Group, Inc., REIT	2,524	8,960
Unitil Corp.	1,307	74,551
Universal Corp.	1,402	74,152
Universal Health Realty Income Trust, REIT	289	13,904
Universal Insurance Holdings, Inc.	2,468	44,967
Upbound Group, Inc.	1,808	44,314
Urban Edge Properties	769	11,581
Urban Outfitters, Inc.(a)	1,297	35,953
Urstadt Biddle Properties, Inc., REIT, Class A	658	11,561
US Physical Therapy, Inc.	186	18,211
US Silica Holdings, Inc.(a)	1,085	12,955
Security Description	Shares	Value
USANA Health Sciences, Inc.(a)	319	$20,065
Vanda Pharmaceuticals, Inc.(a)	5,025	34,120
Varex Imaging Corp.(a)	1,698	30,887
Vector Group Ltd.	5,843	70,174
Veeco Instruments, Inc.(a)	642	13,565
Veradigm, Inc.(a)	3,786	49,407
Vericel Corp.(a)	2,039	59,783
Veris Residential, Inc., REIT(a)	890	13,030
Veritex Holdings, Inc.	141	2,575
Veritiv Corp.	137	18,514
Verra Mobility Corp.(a)	1,665	28,172
Viad Corp.(a)	800	16,672
Viasat, Inc.(a)	1,220	41,285
Viavi Solutions, Inc.(a)	2,264	24,519
Vir Biotechnology, Inc.(a)	887	20,640
Virtus Investment Partners, Inc.	460	87,579
Vista Outdoor, Inc.(a)	3,761	104,217
Vital Energy, Inc.(a)	540	24,592
Wabash National Corp.	699	17,188
Walker & Dunlop, Inc.	447	34,048
Warrior Met Coal, Inc.	396	14,537
Washington Federal, Inc.	550	16,566
WD-40 Co.	137	24,393
Westamerica BanCorp	62	2,747
Whitestone REIT	1,214	11,169
Winnebago Industries, Inc.	892	51,468
WisdomTree, Inc.	14,480	84,853
Wolverine World Wide, Inc.	2,648	45,148
World Acceptance Corp.(a)	314	26,153
World Fuel Services Corp.	2,743	70,084
WSFS Financial Corp.	73	2,746
Xencor, Inc.(a)	740	20,639
Xenia Hotels & Resorts, Inc., REIT	1,117	14,622
XPEL, Inc.(a)	545	37,033
Xperi, Inc.	6,392	69,865
Yelp, Inc.(a)	2,939	90,227
Zumiez, Inc.(a)	1,615	29,781
Zynex, Inc.(a)	6,306	75,672
TOTAL INVESTMENTS—99.8% (Cost $16,575,577)		17,838,883
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		43,163
NET ASSETS—100.0%		$17,882,046

(a)	Non-income producing security.
(b)	Fair valued by Adviser.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$17,838,883	$—	$—	$17,838,883
Total	$17,838,883	$—	$—	$17,838,883

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2023 (Unaudited)

INDUSTRY BREAKDOWN
As of March 31, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.8%
Business Software for Specific Uses	3.0
Real Estate Operators and Developers	2.5
Gas and Water Utilities	2.5
Investment Services	2.5
Commercial Hardware	2.4
Medical Devices	2.4
Auto Products	2.4
Home Office and Consumer Equipment Manufacture	2.4
Commercial Insurance	2.4
Upstream Energy	2.3
Digital Integrated Circuits	2.3
Transportation Services	2.3
Marketed Pharmaceuticals	2.3
Telecommunication Networks	2.3
Content Providers	2.3
Management and IT Services	2.3
Rental	2.3
Real Estate Banking	2.2
Consumer Insurance	2.2
Non Real Estate Banking	2.2
Home Office and Consumer Equipment Retail	2.2
Transaction Services	2.2
Information and Electrical Components	2.0
Online Distribution Networks	2.0
Business Software for Specific Industries	1.9
Mechanical Components	1.8
Restaurants	1.8
Production Equipment	1.8
Specialty Services	1.8
Food Distributors	1.8
Hospital Equipment	1.8
Distribution Services	1.7
Other Pharmaceuticals	1.6
Apparel Retailers	1.6
Contract Electronics Services	1.5
Semiconductor Services and Equipment	1.4
Electric Regulated	1.2
End User Hardware	1.2
Chemicals	1.2
Alcohol and Tobacco	1.2
Primary Foods	1.2
Other Natural Resources	1.2
Branded Apparel	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Processed Foods	1.1%
Metals	1.1
Personal Products	1.0
Downstream Energy	0.9
Analog and Mixed Signal Integrated Circuits	0.9
Healthcare Products Distribution	0.9
Transport Aerospace and Defense Equipment	0.9
Clinical Stage Pharmaceuticals	0.8
Industrial Conglomerates	0.7
Accessories and Footwear	0.7
Medical Research Services and Equipment	0.6
Search and Social Networks	0.5
Midstream Energy	0.4
Drugstores	0.3
Consumer Paper Products	0.2
Brokers and Dealers	0.1
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified SmallCap ETF
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.